Document and Entity Information Document	Feb. 05, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 05, 2025
Entity Registrant Name	DELUXE CORPORATION
Entity Incorporation, State or Country Code	MN
Entity File Number	1-7945
Entity Tax Identification Number	41-0216800
Entity Address, Address Line One	801 S. Marquette Ave.
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55402-2807
City Area Code	651
Local Phone Number	483-7111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $1.00 per share
Trading Symbol	DLX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000027996
Amendment Flag	false